Preferred Stock - Additional Information (Detail) - Jernigan Capital, Inc - Preferred Stock Investment - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Class Of Stock [Line Items]
Investment shares						40,000
Cash dividend on preferred stock shares investment, percentage						7.00%
Stock dividend on preferred stock shares investment						$ 2,125
Preferred Stock, dividend payment terms						The preferred stock pays a fixed quarterly cash dividend of 7% in addition to a quarterly stock dividend of $2.125 million payable on a pro rata basis to the holders of the preferred stock
Scenario Forecast
Class Of Stock [Line Items]
Stock dividend on preferred stock shares investment		$ 2,125		$ 2,125	$ 2,125
Scenario Forecast | Maximum [Member]
Class Of Stock [Line Items]
Stock dividend on preferred stock shares investment	$ 2,125		$ 2,125